Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)